ING MUTUAL FUNDS

ING Global Value Choice Fund

ING Greater China Fund

ING Index Plus International Equity Fund

(each a “Fund” and collectively “Funds”)

Supplement dated January 8, 2008

to the Class A, Class B and Class C Prospectus

and the Class I and Class Q Prospectus, each dated February 28, 2007

ING Global Value Choice Fund

On September 12, 2007, the Board of Trustees of the Fund approved changes to the Fund’s management fee, expense limitation agreement and Class A shares’ service fee.  Effective January 2, 2008, , the Fund’s Adviser, ING Investments, LLC, has lowered the management fee and the expense limits for Class A, Class B, Class C, Class I and Class Q shares of the Fund.  Additionally, ING Investments, LLC has lowered the service fee for Class A shares of the Fund.

The Prospectuses are hereby revised as follows:

1.                The information relating to the Fund in the tables entitled “Operating Expenses Paid Each Year by the Funds” in the section entitled “What You Pay to Invest” beginning on page 42 of the Class A, Class B and Class C Prospectus is hereby deleted and replaced with the following:

Class A

Fund	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Fund Operating Expenses(4)	Waivers, Reimbursements and Recoupments(5)	Net Fund Operating Expenses
ING Global Value Choice	0.90%	0.25%	0.45%	—	1.60%	(0.10)%	1.50	%(6)

Class B

Fund	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Fund Operating Expenses(4)	Waivers, Reimbursements and Recoupments(5)	Net Fund Operating Expenses
ING Global Value Choice	0.90%	1.00%	0.45%	—	2.35%	(0.10)%	2.25	%(6)

Class C

Fund	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Fund Operating Expenses(4)	Waivers, Reimbursements and Recoupments(5)	Net Fund Operating Expenses
ING Global Value Choice	0.90%	1.00%	0.45%	—	2.35%	(0.10)%	2.25	%(6)

2.                The seventh sentence in footnote (5) to the tables entitled “Operating Expenses Paid Each Year by the Funds” in the section entitled “What You Pay to Invest” on page 44 of the Class A, Class B and Class C Prospectus is hereby deleted and replaced with the following:

The expense limits for ING Global Value Choice Fund are 1.50%, 2.25% and 2.25% for Class A, Class B and Class C shares, respectively.

3.                The information relating to the Fund in the tables entitled “Examples” in the section entitled “What You Pay to Invest” beginning on page 45 of the Class A, Class B, and Class C Prospectus is hereby deleted and replaced with the following:

Class A

Fund	1 Year	3 Years	5 Years	10 Years
ING Global Value Choice(1)	$719	1,042	1,387	2,358

Class B

	If you sell your shares				If you don’t sell your shares
Fund	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ING Global Value Choice(1)	$728	1,024	1,446	2,491	228	724	1,246	2,491

Class C

	If you sell your shares				If you don’t sell your shares
Fund	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ING Global Value Choice(1)	$328	724	1,246	2,678	228	724	1,246	2,678

4.                The information relating to the Fund in the tables entitled “Operating Expenses Paid Each Year by the Funds” in the section entitled “What You Pay to Invest” beginning on page 36 of the Class I and Class Q Prospectus is hereby deleted and replaced with the following:

Class I

Fund	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Fund Operating Expenses(4)	Waivers, Reimbursements and Recoupments(5)	Net Fund Operating Expenses
ING Global Value Choice	0.90%	N/A	0.29%	—	1.19%	—	1.19	%(6)

Class Q

Fund	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Fund Operating Expenses(4)	Waivers, Reimbursements and Recoupments(5)	Net Fund Operating Expenses
ING Global Value Choice	0.90%	0.25%	0.29%	—	1.44%	—	1.44	%(6)

5.                The fifth sentence in footnote (5) to the tables entitled “Operating Expenses Paid Each Year by the Funds” in the section entitled “What You Pay to Invest” on page 37 of the Class I and Class Q Prospectus is hereby deleted and replaced with the following:

The expense limits for ING Global Value Choice Fund are 1.25% and 1.50% for Class I and Class Q shares, respectively.

6.                The information relating to the Fund in the tables entitled “Examples” in the section entitled “What You Pay to Invest” on page 38 of the Class I and Class Q Prospectus is hereby deleted and replaced with the following:

Class I

Fund	1 Year	3 Years	5 Years	10 Years
ING Global Value Choice	$121	378	654	1,443

Class Q

Fund	1 Year	3 Years	5 Years	10 Years
ING Global Value Choice	$147	456	787	1,724

ING Greater China Fund

On November 30, 2007, the Board of Trustees of the Fund approved an Expense Limitation Side Letter Agreement between ING Investments, LLC and ING Mutual Funds on behalf of the Fund.

The Prospectuses are hereby revised as follows:

7.                The information relating to the Fund in the tables entitled “Operating Expenses Paid Each Year by the Funds” in the section entitled “What You Pay to Invest” beginning on page 42 of the Class A, Class B and Class C Prospectus is hereby deleted and replaced with the following:

Class A

Fund	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Fund Operating Expenses(4)	Waivers, Reimbursements and Recoupments(5)	Net Fund Operating Expenses
ING Greater China	1.15%	0.25%	0.53%	—	1.93%	—	1.93%

Class B

Fund	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Fund Operating Expenses(4)	Waivers, Reimbursements and Recoupments(5)	Net Fund Operating Expenses
ING Greater China	1.15%	1.00%	0.53%	—	2.68%	—	2.68%

Class C

Fund	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Fund Operating Expenses(4)	Waivers, Reimbursements and Recoupments(5)	Net Fund Operating Expenses
ING Greater China	1.15%	1.00%	0.53%	—	2.68%	—	2.68%

8.                Footnote (5) to the tables in the sub-section entitled “Operating Expenses Paid Each Year by the Funds” in the section entitled “What You Pay to Invest” on page 44 of the Class A, Class B and Class C Prospectus is hereby amended to add the following:

Pursuant to a side agreement dated November 1, 2007, the expense limits for ING Greater China Fund are 2.10%, 2.85% and 2.85% for Class A, Class B and Class C shares, respectively, through March 1, 2009.  There is no guarantee that this side agreement will continue after that date.  This side agreement will only renew if ING Investments, LLC elects to renew it.

9.                The information relating to the Fund in the tables entitled “Examples” in the section entitled “What You Pay to Invest” beginning on page 45 of the Class A, Class B, and Class C Prospectus is hereby deleted and replaced with the following:

Class A

Fund	1 Year	3 Years	5 Years	10 Years
ING Greater China	$760	1,146	1,557	2,699

Class B

	If you sell your shares				If you don’t sell your shares
Fund	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ING Greater China	$771	1,132	1,620	2,831	271	832	1,420	2,831

Class C

	If you sell your shares				If you don’t sell your shares
Fund	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ING Greater China	$371	832	1,420	3,012	271	832	1,420	3,012

10.              The information relating to the Fund in the tables entitled “Operating Expenses Paid Each Year by the Funds” in the section entitled “What You Pay to Invest” beginning on page 36 of the Class I and Class Q Prospectus is hereby deleted and replaced with the following:

Class I

Fund	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Fund Operating Expenses(4)	Waivers, Reimbursements and Recoupments(5)	Net Fund Operating Expenses
ING Greater China	1.15%	N/A	0.53%	—	1.68%	—	1.68%

11.              Footnote (5) to the tables entitled “Operating Expenses Paid Each Year by the Funds” in the section entitled “What You Pay to Invest” on page 37 of the Class A, Class B and Class C Prospectus is hereby amended to add the following:

Pursuant to a side agreement dated November 1, 2007, the expense limit for ING Greater China Fund is 1.85% for Class I shares, through March 1, 2009.  There is no guarantee that this side agreement will continue after that date.  This side agreement will only renew if ING Investments, LLC elects to renew it.

12.              The information relating to the Fund in the tables entitled “Examples” in the section entitled “What You Pay to Invest” on page 38 of the Class I and Class Q Prospectus is hereby amended as follows:

Class I

Fund	1 Year	3 Years	5 Years	10 Years
ING Greater China	$171	530	913	1,987

ING Index Plus International Equity Fund

Effective November 9, 2007, ING Investments, LLC has extended the expense limitation agreement for Class A, Class B, Class C and Class I shares through March 1, 2011.

13.              The fourteenth sentence in footnote (5) to the tables entitled “Operating Expenses Paid Each Year by the Funds” in the section entitled “What You Pay to Invest” on page 44 of the Class A, Class B and Class C Prospectus is hereby deleted and replaced with the following:

The expense limits will continue through at least March 1, 2008, except for the expense limits for ING Global Value Choice Fund which will continue through at least March 1, 2009 and ING Index Plus International Equity Fund which will continue through at least March 1, 2011.

14.              The information relating to the Fund in the tables entitled “Examples” in the section entitled “What You Pay to Invest” beginning on page 45 of the Class A, Class B and Class C Prospectus is hereby deleted and replaced with the following:

Class A

Fund	1 Year	3 Years	5 Years	10 Years
ING Index Plus International Equity	$686	922	1,193	2,009

Class B

	If you sell your shares				If you don’t sell your shares
Fund	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ING Index Plus International Equity	$694	900	1,249	2,144	194	600	1,049	2,144

Class C

	If you sell your shares				If you don’t sell your shares
Fund	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ING Index Plus International Equity	$294	600	1,049	2,337	194	600	1,049	2,337

15.              The thirteenth sentence in footnote (5) to the tables entitled “Operating Expenses Paid Each Year by the Funds” in the section entitled “What You Pay to Invest” on page 37 of the Class I and Class Q Prospectus is hereby deleted and replaced with the following:

The expense limits will continue through at least March 1, 2008, except for the expense limits for ING Global Value Choice Fund which will continue through at least March 1, 2009 and ING Index Plus International Equity Fund which will continue through at least March 1, 2011.

16.              The information relating to the Fund in the tables entitled “Examples” in the section entitled “What You Pay to Invest” on page 38 of the Class I and Class Q Prospectus is hereby deleted and replaced with the following:

Class I

Fund	1 Year	3 Years	5 Years	10 Years
ING Index Plus International Equity	$93	290	522	1,235

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING MUTUAL FUNDS

ING Global Value Choice Fund

ING Greater China Fund

ING International Equity Dividend Fund

 (each a “Fund” and collectively “Funds”)

Supplement dated January 8, 2008

to the Class A, Class B, Class C, Class I, Class O and Class Q

Statement of Additional Information (“SAI”), dated February 28, 2007

ING Global Value Choice Fund

On September 12, 2007, the Board of Trustees of the Fund approved a change in the Fund’s advisory fee, effective January 2, 2008.

1.               The information relating to the Fund in the table on page 124 of the SAI in the section entitled “Adviser – Advisory Fees” is hereby deleted and replaced with the following:

Fund	Annual Adviser Fee
Global Value Choice

0.90% on the first $500 million of the Fund’s average daily net assets;
0.80% on the next $500 million of the Fund’s average daily net assets; and
0.75% of the Fund’s average daily net assets in excess of $1 billion

On September 12, 2007, the Board of Trustees of the Fund approved a reduction in the Fund’s expense limits, effective January 2, 2008.

1.               The information relating to the Fund in the table on page 126 of the SAI in the section entitled “Expense Limitation Agreements” is hereby deleted and replaced with the following:

Fund	Class A	Class B	Class C	Class I	Class O	Class Q
Global Value Choice	1.50%	2.25%	2.25%	1.25%	N/A	1.50%

On September 12, 2007, the Board of Trustees of the Fund approved a reduction in the service fee for Class A shares of the Fund, effective January 2, 2008.

1.             The information relating to the Fund in the table on page 164 of the SAI in the section entitled “Rule 12b-1 Plans” is hereby deleted and replaced with the following:

Fund	Class A	Class B	Class C	Class O	Class Q
Global Value Choice	0.25%	1.00%	1.00%	N/A	0.25%

ING Greater China Fund

On November 30, 2007, the Board of Trustees of the Fund approved an Expense Limitation Side Letter Agreement between ING Investments, LLC and ING Mutual Funds on behalf of the Fund.

1.                                     The following paragraph is added immediately following the table beginning on page 126 of the SAI in the section entitled “Expense Limitation Agreements”:

Pursuant to a side agreement effective November 1, 2007, ING Investments has effected the following expense limits for ING Greater China Fund through March 1, 2009:  2.10%, 2.85%, 2.85% and 1.85% for Class A, Class B, Class C and Class I shares of the Fund, respectively.

ING Index Plus International Equity Fund

Effective November 9, 2007, ING Investments, LLC has extended the expense limitation agreement for Class A, Class B, Class C and Class I shares through March 1, 2011.

1.                                       The first sentence of the second paragraph following the table beginning on page 126 of the SAI in the section entitled “Expense Limitation Agreements” is hereby deleted and replaced with the following:

The expense limitation agreement provides that the expense limitation shall continue until March 1, 2008, except for expense limits for ING Global Value Choice Fund which will continue through at least March 1, 2009 and ING Index Plus International Equity Fund which will continue through at least March 1, 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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